COMMITMENTS AND CONTINGENCIES	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

6.	COMMITMENTS AND CONTINGENCIES

Legal Matters

On March 15, 2024, a securities class action captioned Targgart v. Next Bridge Hydrocarbons, Inc., et al., No. 24-cv-1927, was filed in the U.S. District Court for the Eastern District of New York. The action is brought on behalf of a putative class of persons or entities that acquired the Company’s shares in connection with the Company’s Spin-off from Meta Materials, Inc., in December 2022. The complaint names as defendants the Company and certain of its current and former officers and directors. The complaint asserts claims under Sections 11 and 15 of the Securities Act, alleging that the Form S-1 that the Company filed with the SEC on July 14, 2022, which became effective on November 18, 2022, contained untrue statements or omissions. The complaint seeks, among other things, unspecified statutory and compensatory damages. On August 12, 2024, the case was transferred to the Northern District of Texas. On September 9, 2024, plaintiffs filed an amended complaint that added a Section 12(a)(2) claim against the Company. On July 3, 2025, the District Court granted Defendants’ Motion to Dismiss and dismissed the case with prejudice. Final Judgment was entered that same day. On July 29, 2025, the plaintiffs filed a Notice of Appeal to appeal the case to the U.S. Court of Appeals for the Fifth Circuit. This appeal is still pending.

On December 9, 2024, a pro se plaintiff brought claims against the Company in the United States District Court, Western District, Midland Division under a lawsuit captioned Matthew J. Pease v. Securities & Exchange Commission, Financial Industry Regulatory Authority, Depository Trust & Clearing Corporation, OTC Markets Group, Inc., John Brda, Gregory McCabe, Next Bridge Hydrocarbons, Inc., which claims include: (i) violations of Sarbanes-Oxley Act; (ii) violation of Regulation FD; (iii) negligent and intentional infliction of emotional distress; (iv) conspiracy to commit fraud; and (iv) antitrust violations under the Sherman Act. The Company filed a motion to dismiss, which was granted on February 25, 2026, and all claims against the Company were dismissed with prejudice. Since dismissal, the plaintiff has filed a notice of appeal which is still pending.

On December 6, 2024, a pro se plaintiff brought claims against the Company in the United States District Court, Western District, Midland Division under a lawsuit captioned Danielle Spears v. Next Bridge Hydrocarbons, Inc., Gregory McCabe, John Brda, Roger N. Wurtele, Kenneth Rice, Joseph DeWoody, Clifton Dubose and Jane Doe 1/20, John Doe 1-20, which claims include allegations of numerous violations of federal securities law, including: (i) violations of the Securities Exchange Act of 1934; (ii) negligence; (iii) failure to resolve the FINRA U3 halt, with reference to Section 10(b); (iv) unjust enrichment; (v) conspiracy to commit fraud; and (vi) emotional distress (negligent or intentional infliction). The Company filed a motion to dismiss, which was granted on February 24, 2026, and all claims against the Company were dismissed with prejudice. Since dismissal, the plaintiff has filed a notice of appeal, which is still pending.

On December 6, 2024, a pro se plaintiff brought claims against the Company in the United States District Court, Western District, Midland Division under a lawsuit captioned Contique Willcot v. Securities & Exchange Commission, GTS Securities, LLC, Ari Rubinstein, Next Bridge Hydrocarbons, Inc., John Brda, Gregory McCabe, Financial Industry Regulatory Authority, which claims include allegations of numerous violations of federal securities law, including: (i) violations of the Securities Exchange Act of 1934; (ii) violation of the Sherman Antitrust Act and the Clayton Act; (iii) negligence; and (iv) unjust enrichment. The Company filed a Motion to Dismiss, which was granted on March 16, 2026, and all claims against the Company were dismissed with prejudice. Since dismissal, the plaintiff has filed a notice of appeal, which is still pending.

Environmental Matters

The Company is subject to contingencies as a result of environmental laws and regulations. Present and future environmental laws and regulations applicable to the Company’s operations could require substantial capital expenditures or could adversely affect its operations in other ways that cannot be predicted at this time. As of March 31, 2026, and December 31, 2025, no amounts had been recorded because no specific liability has been identified that is reasonably probable of requiring the Company to fund any future material amounts.

6.	COMMITMENTS AND CONTINGENCIES

Legal Matters

On March 15, 2024, a securities class action captioned Targgart v. Next Bridge Hydrocarbons, Inc., et al., No. 24-cv-1927, was filed in the U.S. District Court for the Eastern District of New York. The action is brought on behalf of a putative class of persons or entities that acquired the Company’s shares in connection with the Company’s spin-off from Meta Materials, Inc., in December 2022. The complaint names as defendants the Company and certain of its current and former officers and directors. The complaint asserts claims under Sections 11 and 15 of the Securities Act, alleging that the Form S-1 that the Company filed with the SEC on July 14, 2022, which became effective on November 18, 2022, contained untrue statements or omissions. The complaint seeks, among other things, unspecified statutory and compensatory damages. On August 12, 2024, the case was transferred to the Northern District of Texas. On September 9, 2024, plaintiffs filed an amended complaint that added a Section 12(a)(2) claim against the Company. On July 3, 2025, the District Court granted Defendants’ Motion to Dismiss and dismissed the case with prejudice. Final Judgment was entered that same day. On July 29, 2025, the plaintiffs filed a Notice of Appeal to appeal the case to the U.S. Court of Appeals for the Fifth Circuit. This appeal is still pending.

On December 9, 2024, a pro se plaintiff brought claims against the Company in the United States District Court, Western District, Midland Division under a lawsuit captioned Matthew J. Pease v. Securities & Exchange Commission, Financial Industry Regulatory Authority, Depository Trust & Clearing Corporation, OTC Markets Group, Inc., John Brda, Gregory McCabe, Next Bridge Hydrocarbons, Inc., which claims include: (i) violations of Sarbanes-Oxley Act; (ii) violation of Regulation FD; (iii) negligent and intentional infliction of emotional distress; (iv) conspiracy to commit fraud; and (iv) antitrust violations under the Sherman Act. The Company filed a motion to dismiss, which was granted on February 25, 2026, and all claims against the Company were dismissed with prejudice. Since dismissal, the plaintiff has filed a notice of appeal which is still pending.

On December 6, 2024, a pro se plaintiff brought claims against the Company in the United States District Court, Western District, Midland Division under a lawsuit captioned Danielle Spears v. Next Bridge Hydrocarbons, Inc., Gregory McCabe, John Brda, Roger N. Wurtele, Kenneth Rice, Joseph DeWoody, Clifton Dubose and Jane Doe 1/20, John Doe 1-20, which claims include allegations of numerous violations of federal securities law, including: (i) violations of the Securities Exchange Act of 1934; (ii) negligence; (iii) failure to resolve the FINRA U3 halt, with reference to Section 10(b); (iv) unjust enrichment; (v) conspiracy to commit fraud; and (vi) emotional distress (negligent or intentional infliction). The Company filed a motion to dismiss, which was granted on February 24, 2026, and all claims against the Company were dismissed with prejudice. Since dismissal, the plaintiff has filed a notice of appeal, which is still pending.

On December 6, 2024, a pro se plaintiff brought claims against the Company in the United States District Court, Western District, Midland Division under a lawsuit captioned Contique Willcot v. Securities & Exchange Commission, GTS Securities, LLC, Ari Rubinstein, Next Bridge Hydrocarbons, Inc., John Brda, Gregory McCabe, Financial Industry Regulatory Authority, which claims include allegations of numerous violations of federal securities law, including: (i) violations of the Securities Exchange Act of 1934; (ii) violation of the Sherman Antitrust Act and the Clayton Act; (iii) negligence; and (iv) unjust enrichment. The Company filed a Motion to Dismiss, which was granted on March 16, 2026, and all claims against the Company were dismissed with prejudice. Since dismissal, the plaintiff has filed a notice of appeal, which is still pending.

Environmental Matters

The Company is subject to contingencies as a result of environmental laws and regulations. Present and future environmental laws and regulations applicable to the Company’s operations could require substantial capital expenditures or could adversely affect its operations in other ways that cannot be predicted at this time. As of December 31, 2025, and December 31, 2024, no amounts had been recorded because no specific liability has been identified that is reasonably probable of requiring the Company to fund any future material amounts.